SUBSEQUENT EVENTS	12 Months Ended
Jan. 31, 2020
SUBSEQUENT EVENTS [abstract]
SUBSEQUENT EVENTS

32. SUBSEQUENT EVENTS

As to the acquisition of Swell companies (Note 4), the payment of $850,000 to the Swell Vendors (included in Consideration payable) is due on January 1, 2021 and interest at 9.5% has been charged on the balance commencing Nov 15, 2019.

On February 28, 2020 the Company restructured the final payment due in regard to the purchase of Megawood Enterprises Inc. (Note 18).  The final payment was cash of $130,000 and the issuance of 95,849 common shares of the Company.

On February 19, 2020, the Company completed the restructuring of the purchase of Phantom Farms and related companies ("Phantom Farms"), including SDP Development Group LLC ("SDP").  The restructuring terms of the purchase agreement regarding the real estate assets of SDP group resulted in the Company electing to purchase the real estate of the Phantom Farms outdoor grow (two parcels), and SDP receiving 7,132,041 shares of C21 (Note 3).

On June 29, 2020 the Company announced that the Company and its CEO agreed to:

  Extend the Maturity date of the January 1, 2019 Promissory Note (Note 18) held by the CEO to January 1, 2021, on the existing terms and conditions

  Extend the term of the lease of the Fernley premises to July 1, 2023 on the existing terms and conditions including the option to purchase.

  Extend the CEO's employment for a term of three years